Quarterly Financial Information (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly financial data
Revenues	$ 48,191	$ 42,816	$ 39,215	$ 43,733	$ 46,835	$ 49,402	$ 48,012	$ 28,366	$ 173,955	$ 172,615	$ 92,103
Operating income (loss)	17,308	(20,128)	22,608	34,019	18,628	44,620	86,998	(2,345)	53,807	147,901	6,215
Net income (loss)	13,599	(24,145)	17,625	31,206	15,711	40,968	83,020	(3,373)
Net income (loss) attributable to predecessor	8,699	1,095	17,863	10,403	(250)	14,162	63,811	(1,983)		75,740	(11,317)
Net income attributable to previous owners					9,285	26,796	19,331	(1,272)	38,060	54,140	12,974
Net income (loss) noncontrolling interest	87	92	16	(91)	84	10	(122)	(118)	104	(146)	(8)
Net income (loss) attributable to partners	$ 4,813	$ (25,332)	$ (254)	$ 20,894	$ 6,592
Basic and diluted earnings per unit	$ 0.19	$ (1.13)	$ (0.01)	$ 0.94	$ 0.30